Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Capitalized copyrights, cost	$ 10,246	$ 10,193
Less: accumulated amortization	(3,799)	(2,760)
Intangible assets, net	$ 6,447	$ 7,433